Schedule of significant subsidiaries (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Abundant solar power inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Abundant construction inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar alliance te hold co 1 llc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	USA
Ownership interest	100.00%	100.00%
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Solar flow through funds ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar high yield project #1 ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Ontario Inc 1 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
SHY 1 2012 FIT 2 Ltd [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Ontario inc 2 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through project #1 (2013) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2014) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through projects (2014 subco F2) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2015) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
SFF solar (2015) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2016) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2017-I) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2017-A) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2018-I) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Solar flow-through (2018-A) ltd. [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Canada Inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Abundant construction alberta corp [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	100.00%	100.00%
Icarus whites and solar limited partnership [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	85.00%	85.00%
Ontario Inc Three [Member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	50.00%	50.00%
Ontario Inc 4 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	50.00%	50.00%
Ontario Inc 5 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 6 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 7 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 8 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 9 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 10 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 11 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 12 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 13 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 14 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Northern development solar 2016 inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Sunshine solar ontario 2016 inc [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 15 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 16 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 17 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
Ontario Inc 18 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.90%	49.90%
SPN LP7 [member]
IfrsStatementLineItems [Line Items]
Country of Incorporation	Canada
Ownership interest	49.99%	49.99%